Long-Term Liabilities (Details) - Schedule of Other Long-Term Liabilities - Other Long-Term Investments [Member] - USD ($)	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022
Long-Term Liabilities (Details) - Schedule of Other Long-Term Liabilities [Line Items]
End of service benefits	$ 1,938,281	$ 1,938,281	$ 1,877,070
Total	$ 1,938,281	$ 1,938,281	$ 1,877,070